SHAREHOLDERS' EQUITY	12 Months Ended
Oct. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

7.         SHAREHOLDERS’ EQUITY

In November 2012, our shareholders approved an amendment to our certificate of incorporation to increase the authorized number of shares of common stock from 240,000,000 to 300,000,000, and in October 2013, our shareholders approved an amendment to our certificate of incorporation to increase the authorized number of shares of common stock from 300,000,000 to 600,000,000.

Common Stock Issuances

We account for stock awards granted to employees and consultants based on their grant date fair value.  During the years ended October 31, 2013 and 2012, we issued -0- shares  and 7,100,818 shares, respectively, of common stock to certain employees for services rendered, principally in lieu of cash compensation, pursuant to the CopyTele, Inc. 2003 Share Incentive Plan (the “2003 Share Plan”) and the CopyTele, Inc. 2010 Share Incentive Plan (the “2010  Share Plan”).  We recorded compensation expense for the years ended October 31, 2013 and 2012 of approximately $-0- and $927,000, respectively, for shares of common stock issued to employees.  In addition during fiscal years 2013 and 2012, we issued 1,345,000 shares and 457,172 shares, respectively, of common stock to consultants for services rendered, including -0- shares and 457,172 shares pursuant to the 2003 Share Plan and 2010 Share Plan.  We recorded consulting expense for the years ended October 31, 2013 and 2012 of approximately $305,000 and $76,000, respectively, for shares of common stock issued to consultants.

Preferred Stock

In May 1986, our shareholders authorized 500,000 shares of preferred stock with a par value of $100 per share.  The shares of preferred stock may be issued in series at the direction of the Board of Directors, and the relative rights, preferences and limitations of such shares will all be determined by the Board of Directors.  As of October 31, 2013 and 2012, there was no preferred stock issued and outstanding.

Stock Option Plans

As of October 31, 2013, we have two stock option plans: the 2003 Share Plan and the 2010 Share Plan which were adopted by our Board of Directors on April 21, 2003 and July 14, 2010, respectively.

          The 2003 Share Plan provides for the grant of nonqualified stock options, stock appreciation rights, stock awards, performance awards and stock units to key employees and consultants.  The maximum number of shares of common stock available for issuance under the 2003 Share Plan is 70,000,000 shares. The 2003 Share Plan was administered by the Stock Option Committee through June 2004, from June 2004 through July 2010, by the Board of Directors, from July 2010 through August 2012, by the Stock Option Committee, from August 2012 through November 2012, by the Executive Committee of the Board of Directors and since November 2012, by the Board of Directors, which determines the option price, term and provisions of each option.  The exercise price with respect to all of the options granted under the 2003 Share Plan since its inception was equal to the fair market value of the underlying common stock at the grant date. In accordance with the provisions of the 2003 Share Plan, the plan terminated with respect to the grant of future options on April 21, 2013.

Information regarding the 2003 Share Plan for the two years ended October 31, 2013 is as follows:

	Shares	Current Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Options Outstanding at October 31, 2011	17,552,045	$0.81
Granted	60,000	$0.07
Forfeited	(195,000)	$0.89
Cancelled	(1,067,000)	$0.86
Options Outstanding and Exercisable at October 31, 2012	16,350,045	$0.72
Exercised	(130,000)	$0.18
Forfeited	(581,200)	$0.74
Options Outstanding and Exercisable at October 31, 2013	15,638,845	$0.72	$ 95,000

The following table summarizes information about stock options outstanding and exercisable under the 2003 Share Plan as of October 31, 2013:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.072- $0.37	1,860,000	3.20	$0.15
$0.43 - $0.70	5,384,770	1.95	$0.60
$0.74 - $0.92	6,139,075	2.81	$0.85
$1.04 - $1.46	2,255,000	2.24	$1.10

During the fourth quarter of fiscal 2012 the Company decreased the option price for options to purchased 1,840,000 shares from the original exercise price to $0.145 per share for eleven employees and recorded stock-based compensation expense related to this re-pricing of approximately $85,000.  Such compensation expense is included in the accompanying statements of operations in either research and development expenses or selling, general and administrative expenses, as applicable based on the functions performed by such employees and directors.

The 2010 Share Plan provides for the grant of nonqualified stock options, stock appreciation rights, stock awards, performance awards and stock units to key employees and consultants.  The maximum number of shares of common stock available for issuance under the 2010 Share Plan was initially 15,000,000 shares. On July 6, 2011, the 2010 Share Plan was amended by our Board of Directors to increase the maximum number of shares of common stock that may be granted to 27,000,000 shares, and on August 29, 2012, the maximum number of shares was further increased to 30,000,000 shares. Current and future non-employee directors are automatically granted nonqualified stock options to purchase up to 60,000 shares of common stock upon their initial election to the Board of Directors and 60,000 shares of common stock at the time of each subsequent annual meeting of our shareholders at which they are elected to the Board of Directors.  The 2010 Share Plan was administered by the Stock Option Committee through August 2012, from August 2012 through November 2012, by the Executive Committee of the Board of Directors, and since November 2012 by the Board of Directors, which determines the option price, term and provisions of each option. The exercise price with respect to the options granted under the 2010 Share Plan was equal to the fair market value of the underlying common stock at the grant date.  As of October 31, 2013, the 2010 Share Plan had 1,075,020 shares available for future grants.  Information regarding the 2010 Share Plan for the two years ended October 31, 2013 is as follows:

	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Options Outstanding at October 31, 2011	1,050,000	$0.31
Granted	3,060,000	$0.19
Exercised	(1,290,000)	$0.16
Options Outstanding at October 31, 2012	2,820,000	$0.25
Granted	180,000	$0.20
Exercised	(16,000)	$0.16
Options Outstanding at October 31, 2013	2,984,000	$0.245	$ 16,290
Options Exercisable at October 31, 2013	2,257,750	$0.254	$ 16,290

The following table summarizes information about stock options outstanding under the 2010 Share Plan as of October 31, 2013:

Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.12 - $0.37	2,984,000	5.73	$0.245	2,257,750	5.10	$0.254
.

In addition to options granted under the 2003 Share Plan and the 2010 Share Plan, in September 2012, the Board of Directors approved the grant of stock options to purchase 41,500,000 shares and, during year ended October 31, 2013, the Board of Directors approved the grant of stock options to purchase 3,000,000 shares.

Of the stock options granted in September 2012, nonqualified options to purchase 40,000,000 shares were issued to our new executive team, consisting of 16,000,000 stock options issued to our new President and Chief Executive Officer, 8,000,000 stock options issued to our new Senior Vice President of Engineering and 16,000,000 stock options issued to a new strategic advisor to the Company who is also a Director.  These stock options have an exercise price of $0.2175 (the average of the high and the low sales price of the common stock on the trading day immediately preceding the approval of such options by the Board of Directors) and have a term of ten years.  Half of these stock options vest in 36 equal monthly installments commencing on October 31, 2012, provided that if the grantees are terminated by the Company without cause, an additional 12 months of vesting will be accelerated and such accelerated options will become immediately exercisable.  The balance of the stock options will vest in three equal installments upon achievement of a cash milestone, which was satisfied in the fourth quarter of fiscal year 2013, and two stock price targets, which were not achieved as of October 31, 2013 and 2012.  As of October 31, 2013, the outstanding options to purchase 40,000,000 shares had an intrinsic value of $-0-.  As of October 31, 2013, 13,888,889 of these stock options were exercisable with an aggregate intrinsic value of approximately $-0-.  These stock options otherwise have the same terms and conditions as options granted under the Company’s 2010 Share Incentive Plan.

The remaining nonqualified  stock options granted in September 2012 to purchase 1,500,000 shares consisted of grants of 750,000 stock options to our Chairman in compensation for his service as interim Chief Executive Officer of the Company and as compensation for his prior service as a director, and 750,000 stock options to a director in compensation for his service in recruiting the Company’s new management team.  These stock options have an exercise price of $0.2225 (the average of the high and low sales price on September 21, 2012) and an intrinsic value as of July 31, 2013 of $-0-.  The options vest in 3 equal annual installments of 250,000 commencing on September 21, 2012 and have a term of ten years.   As of October 31, 2013, 1,000,000 options were exercisable with an aggregate intrinsic value of $-0-.  These stock options otherwise have the same terms and conditions as options granted under the Company’s 2010 Share Incentive Plan.

During the year ended October 31, 2013, nonqualified stock options to purchase 3,000,000 shares were granted to our outside directors for service rendered to our Company.  Of these options,

(a)  In November 2012, nonqualified stock options to purchase 1,000,000 shares were issued to one of our directors as additional compensation for service in recruiting the Company’s new management team. These options have an exercise price of $0.211 (the average of the high and low sales price on date of grant) and vest 333,334 shares upon grant and 333,333 shares in two annual installments commencing November 30, 2013.

(b) In February 2013, nonqualified stock options to purchase 1,000,000 shares were issued to the Chairman of the Board.  These stock options have an exercise price of $0.235 (the average of the high and low sales price on date of grant) and vest 333,334 shares upon grant and 333,333 shares in two annual installments commencing February 15, 2014.

(c) In March 2013, nonqualified stock options to purchase an aggregate of 1,000,000 shares were granted to the Company’s three outside directors.  Each of these stock options has an exercise price of $0.195 (the average of the high and low sales price on date of grant) and vest in four equal quarterly installments.

As of October 31, 2013, the options to purchase 3,000,000 shares had an intrinsic value of $-0-, and the portion exercisable of 1,416,668 shares had an intrinsic value of approximately $-0-.  These options otherwise have the same terms and conditions as options granted under the Company’s 2010 Share Incentive Plan.

The following table summarizes information about the above stock options outstanding that were not granted under the 2003 Share Plan or the 2010 Share Plan as of October 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.195- $0.235	44,500,000	8.91	$0.22	16,305,557	8.92	$0.22
.